Long-Term Debt - Payments Required Under Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Long-term debt by maturity:
2014	$ 13,310
2015	0
2016	142,500
2017	0
2019	0
2019 and thereafter	1,085,455
Total debt	1,241,265
VERSO PAPER HOLDINGS LLC
Long-term debt by maturity:
2014	13,310
2015	0
2016	142,500
2017	0
2019	0
2019 and thereafter	1,108,760
Total debt	$ 1,264,570